Quarterly Report

December 31, 2019

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

December 31, 2019 (Unaudited)

Schedule of Investments (Unaudited)	1

Notes to Schedule of Investments (Unaudited)	7

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
3M Co.	6,691,310	$1,180,480,910
Abbott Laboratories	20,610,619	1,790,238,366
AbbVie, Inc.	17,245,960	1,526,957,298
ABIOMED, Inc. (a)	522,438	89,122,698
Accenture PLC Class A	7,402,804	1,558,808,438
Activision Blizzard, Inc.	8,913,390	529,633,634
Adobe Systems, Inc. (a)	5,640,301	1,860,227,673
Advance Auto Parts, Inc.	831,619	133,192,099
Advanced Micro Devices, Inc. (a)	12,986,887	595,578,638
AES Corp.	7,677,433	152,780,917
Aflac, Inc.	8,614,026	455,681,975
Agilent Technologies, Inc.	3,602,837	307,358,024
Air Products & Chemicals, Inc.	2,571,033	604,167,045
Akamai Technologies, Inc. (a)	1,901,787	164,276,361
Alaska Air Group, Inc.	1,432,201	97,031,618
Albemarle Corp.	1,241,495	90,678,795
Alexandria Real Estate Equities, Inc. REIT	1,342,611	216,939,085
Alexion Pharmaceuticals, Inc. (a)	2,599,310	281,115,377
Align Technology, Inc. (a)	843,921	235,487,716
Allegion PLC	1,087,415	135,426,664
Allergan PLC	3,819,546	730,182,609
Alliance Data Systems Corp.	477,417	53,566,187
Alliant Energy Corp.	2,739,697	149,916,220
Allstate Corp.	3,777,983	424,834,188
Alphabet, Inc. Class A (a)	3,493,875	4,679,661,236
Alphabet, Inc. Class C (a)	3,485,752	4,660,520,139
Altria Group, Inc.	21,718,701	1,083,980,367
Amazon.com, Inc. (a)	4,857,168	8,975,269,317
Amcor PLC	18,881,415	204,674,539
Ameren Corp.	2,832,882	217,565,338
American Airlines Group, Inc.	4,593,015	131,727,670
American Electric Power Co., Inc.	5,760,179	544,394,517
American Express Co.	7,825,151	974,153,048
American International Group, Inc.	10,097,374	518,298,207
American Tower Corp. REIT	5,165,924	1,187,232,654
American Water Works Co., Inc.	2,095,573	257,441,143
Ameriprise Financial, Inc.	1,477,255	246,081,138
AmerisourceBergen Corp.	1,768,616	150,367,732
AMETEK, Inc.	2,636,614	262,975,880
Amgen, Inc.	6,929,781	1,670,562,306
Amphenol Corp. Class A	3,455,807	374,021,992
Analog Devices, Inc.	4,301,617	511,204,164
ANSYS, Inc. (a)	997,528	256,773,682
Anthem, Inc.	2,957,491	893,251,007
AO Smith Corp.	1,609,080	76,656,571
Aon PLC	2,744,511	571,654,196
Apache Corp.	4,352,918	111,391,172
Apartment Investment & Management Co. Class A REIT	1,731,674	89,440,962
Apple, Inc.	48,707,413	14,302,931,827
Applied Materials, Inc.	10,754,415	656,449,492
Aptiv PLC	2,981,812	283,182,686
Archer-Daniels-Midland Co.	6,489,898	300,806,772
Arconic, Inc.	4,508,635	138,730,699
Arista Networks, Inc. (a)	633,839	128,922,853
Arthur J Gallagher & Co.	2,149,612	204,707,551
Assurant, Inc.	714,162	93,612,355

AT&T, Inc.	85,190,030	3,329,226,372
Atmos Energy Corp.	1,391,953	155,703,863
Autodesk, Inc. (a)	2,555,374	468,808,914
Automatic Data Processing, Inc.	5,041,810	859,628,605
AutoZone, Inc. (a)	277,507	330,596,864
AvalonBay Communities, Inc. REIT	1,622,324	340,201,343
Avery Dennison Corp.	979,467	128,133,873
Baker Hughes a GE Co.	7,564,295	193,872,881
Ball Corp.	3,861,622	249,731,095
Bank of America Corp.	94,409,249	3,325,093,750
Bank of New York Mellon Corp.	9,786,647	492,561,944
Baxter International, Inc.	5,943,703	497,012,445
Becton Dickinson and Co.	3,154,295	857,873,611
Berkshire Hathaway, Inc. Class B (a)	22,811,010	5,166,693,765
Best Buy Co., Inc.	2,694,212	236,551,814
Biogen, Inc. (a)	2,104,675	624,520,213
BlackRock, Inc.	1,375,367	691,396,991
Boeing Co.	6,235,323	2,031,218,820
Booking Holdings, Inc. (a)	487,971	1,002,160,682
BorgWarner, Inc.	2,391,467	103,741,838
Boston Properties, Inc. REIT	1,673,893	230,762,889
Boston Scientific Corp. (a)	16,254,876	735,045,493
Bristol-Myers Squibb Co.	27,337,922	1,754,821,213
Broadcom, Inc.	4,625,515	1,461,755,250
Broadridge Financial Solutions, Inc.	1,330,645	164,387,883
Brown-Forman Corp. Class B	2,119,459	143,275,428
C.H. Robinson Worldwide, Inc.	1,587,032	124,105,902
Cabot Oil & Gas Corp.	4,903,750	85,374,288
Cadence Design Systems, Inc. (a)	3,269,414	226,766,555
Campbell Soup Co.	1,963,774	97,049,711
Capital One Financial Corp.	5,461,193	562,011,372
Capri Holdings, Ltd. (a)	1,768,597	67,471,976
Cardinal Health, Inc.	3,430,616	173,520,557
CarMax, Inc. (a)	1,932,601	169,431,130
Carnival Corp.	4,625,509	235,114,622
Caterpillar, Inc.	6,445,491	951,870,111
Cboe Global Markets, Inc.	1,295,622	155,474,640
CBRE Group, Inc. Class A (a)	3,914,283	239,906,405
CDW Corp.	1,683,694	240,498,851
Celanese Corp.	1,438,887	177,155,767
Centene Corp. (a)	4,784,146	300,779,259
CenterPoint Energy, Inc.	5,802,044	158,221,740
CenturyLink, Inc.	11,179,181	147,676,981
Cerner Corp.	3,703,381	271,791,132
CF Industries Holdings, Inc.	2,540,812	121,298,365
Charles Schwab Corp.	13,332,719	634,104,116
Charter Communications, Inc. Class A (a)	1,828,082	886,766,017
Chevron Corp.	22,064,115	2,658,946,499
Chipotle Mexican Grill, Inc. (a)	296,539	248,235,762
Chubb, Ltd.	5,303,405	825,528,022
Church & Dwight Co., Inc.	2,847,206	200,272,470
Cigna Corp.	4,355,118	890,578,080
Cimarex Energy Co.	1,174,456	61,647,195
Cincinnati Financial Corp.	1,764,546	185,542,012
Cintas Corp.	966,318	260,016,847

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value

Cisco Systems, Inc.	49,472,916	$2,372,721,051
Citigroup, Inc.	25,460,347	2,034,027,122
Citizens Financial Group, Inc.	5,069,998	205,892,619
Citrix Systems, Inc.	1,432,119	158,821,997
Clorox Co.	1,463,754	224,744,789
CME Group, Inc.	4,179,543	838,917,871
CMS Energy Corp.	3,301,107	207,441,564
Coca-Cola Co.	44,968,277	2,488,994,132
Cognizant Technology Solutions Corp. Class A	6,426,495	398,571,220
Colgate-Palmolive Co.	9,972,026	686,474,270
Comcast Corp. Class A	52,942,797	2,380,837,581
Comerica, Inc.	1,735,591	124,528,654
Conagra Brands, Inc.	5,637,019	193,011,531
Concho Resources, Inc.	2,325,357	203,631,513
ConocoPhillips	12,795,891	832,116,792
Consolidated Edison, Inc.	3,867,277	349,872,550
Constellation Brands, Inc. Class A	1,945,379	369,135,665
Cooper Cos., Inc.	571,246	183,535,627
Copart, Inc. (a)	2,385,427	216,930,731
Corning, Inc.	9,096,238	264,791,488
Corteva, Inc.	8,698,051	257,114,388
Costco Wholesale Corp.	5,152,144	1,514,318,164
Coty, Inc. Class A	3,492,649	39,292,301
Crown Castle International Corp. REIT	4,823,389	685,644,746
CSX Corp.	9,068,747	656,214,533
Cummins, Inc.	1,786,461	319,705,061
CVS Health Corp.	15,171,825	1,127,114,879
D.R. Horton, Inc.	3,908,549	206,175,960
Danaher Corp.	7,455,437	1,144,260,471
Darden Restaurants, Inc.	1,419,279	154,715,604
DaVita, Inc. (a)	1,054,575	79,124,762
Deere & Co.	3,664,476	634,907,112
Delta Air Lines, Inc.	6,734,966	393,860,812
DENTSPLY SIRONA, Inc.	2,608,677	147,625,031
Devon Energy Corp.	4,513,312	117,210,713
Diamondback Energy, Inc.	1,897,101	176,164,799
Digital Realty Trust, Inc. REIT	2,407,114	288,227,830
Discover Financial Services	3,702,401	314,037,653
Discovery, Inc. Class A (a)	1,831,133	59,951,294
Discovery, Inc. Class C (a)	4,031,681	122,925,954
DISH Network Corp. Class A (a)	2,973,503	105,470,151
Dollar General Corp.	2,990,457	466,451,483
Dollar Tree, Inc. (a)	2,754,061	259,019,437
Dominion Energy, Inc.	9,598,544	794,951,414
Dover Corp.	1,689,820	194,768,653
Dow, Inc.	8,649,675	473,396,713
DTE Energy Co.	2,240,678	290,996,852
Duke Energy Corp.	8,502,231	775,488,490
Duke Realty Corp. REIT	4,286,414	148,609,973
DuPont de Nemours, Inc.	8,660,743	556,019,701
DXC Technology Co.	3,045,497	114,480,232
E*TRADE Financial Corp.	2,635,914	119,591,418
Eastman Chemical Co.	1,591,609	126,150,929
Eaton Corp. PLC	4,821,219	456,665,864
eBay, Inc.	8,917,862	322,023,997
Ecolab, Inc.	2,914,865	562,539,796
Edison International	4,169,444	314,417,772

Edwards Lifesciences Corp. (a)	2,417,299	563,931,684
Electronic Arts, Inc. (a)	3,428,934	368,644,694
Eli Lilly & Co.	9,869,975	1,297,210,814
Emerson Electric Co.	7,132,832	543,949,768
Entergy Corp.	2,315,034	277,341,073
EOG Resources, Inc.	6,784,330	568,255,481
Equifax, Inc.	1,399,834	196,144,740
Equinix, Inc. REIT	994,236	580,335,553
Equity Residential REIT	4,058,539	328,416,976
Essex Property Trust, Inc. REIT	761,932	229,234,862
Estee Lauder Cos., Inc. Class A	2,595,427	536,059,493
Everest Re Group, Ltd.	468,463	129,689,297
Evergy, Inc.	2,657,615	172,984,160
Eversource Energy	3,737,959	317,988,172
Exelon Corp.	11,297,509	515,053,435
Expedia Group, Inc.	1,609,965	174,101,615
Expeditors International of Washington, Inc.	1,992,456	155,451,417
Extra Space Storage, Inc. REIT	1,477,195	156,021,336
Exxon Mobil Corp.	49,342,559	3,443,123,767
F5 Networks, Inc. (a)	696,759	97,302,394
Facebook, Inc. Class A (a)	28,063,785	5,760,091,871
Fastenal Co.	6,634,219	245,134,392
Federal Realty Investment Trust REIT	811,580	104,474,693
FedEx Corp.	2,778,770	420,177,812
Fidelity National Information Services, Inc.	7,167,565	996,936,616
Fifth Third Bancorp	8,275,963	254,403,103
First Republic Bank	1,958,177	229,987,889
FirstEnergy Corp.	6,286,560	305,526,816
Fiserv, Inc. (a)	6,660,577	770,162,519
FleetCor Technologies, Inc. (a)	1,000,659	287,909,607
FLIR Systems, Inc.	1,560,955	81,278,927
Flowserve Corp.	1,491,015	74,207,817
FMC Corp.	1,526,952	152,420,349
Ford Motor Co.	45,574,704	423,844,747
Fortinet, Inc. (a)	1,651,520	176,316,275
Fortive Corp.	3,431,660	262,144,507
Fortune Brands Home & Security, Inc.	1,626,314	106,263,357
Fox Corp. Class A	4,085,800	151,460,606
Fox Corp. Class B	1,861,851	67,771,376
Franklin Resources, Inc.	3,281,301	85,248,200
Freeport-McMoRan, Inc.	16,874,467	221,393,007
Gap, Inc.	2,503,774	44,266,724
Garmin, Ltd.	1,682,091	164,104,798
Gartner, Inc. (a)	1,034,510	159,417,991
General Dynamics Corp.	2,724,227	480,417,431
General Electric Co.	101,849,079	1,136,635,722
General Mills, Inc.	7,048,674	377,526,979
General Motors Co.	14,628,407	535,399,696
Genuine Parts Co.	1,691,459	179,683,690
Gilead Sciences, Inc.	14,720,754	956,554,595
Global Payments, Inc.	3,493,457	637,765,510
Globe Life, Inc.	1,167,982	122,930,106
Goldman Sachs Group, Inc.	3,716,660	854,571,634
H&R Block, Inc.	2,326,063	54,615,959
Halliburton Co.	10,236,645	250,490,703

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value

Hanesbrands, Inc.	4,215,668	$62,602,670
Harley-Davidson, Inc.	1,843,770	68,569,806
Hartford Financial Services Group, Inc.	4,192,531	254,780,109
Hasbro, Inc.	1,484,473	156,775,194
HCA Healthcare, Inc.	3,088,299	456,481,475
Healthpeak Properties, Inc. REIT	5,720,163	197,174,019
Helmerich & Payne, Inc.	1,280,213	58,160,077
Henry Schein, Inc. (a)	1,721,746	114,874,893
Hershey Co.	1,733,483	254,787,331
Hess Corp.	3,013,192	201,311,358
Hewlett Packard Enterprise Co.	15,193,031	240,961,472
Hilton Worldwide Holdings, Inc.	3,290,752	364,977,304
HollyFrontier Corp.	1,760,211	89,260,300
Hologic, Inc. (a)	3,112,363	162,496,472
Home Depot, Inc.	12,727,852	2,779,508,320
Honeywell International, Inc.	8,332,777	1,474,901,529
Hormel Foods Corp.	3,162,308	142,651,714
Host Hotels & Resorts, Inc. REIT	8,488,836	157,467,908
HP, Inc.	17,252,630	354,541,547
Humana, Inc.	1,544,660	566,148,783
Huntington Bancshares, Inc.	12,076,693	182,116,530
Huntington Ingalls Industries, Inc.	482,305	121,000,678
IDEX Corp.	870,809	149,779,148
IDEXX Laboratories, Inc. (a)	997,768	260,547,158
IHS Markit, Ltd. (a)	4,669,525	351,848,709
Illinois Tool Works, Inc.	3,426,139	615,437,349
Illumina, Inc. (a)	1,713,884	568,563,878
Incyte Corp. (a)	2,057,928	179,698,273
Ingersoll-Rand PLC	2,805,630	372,924,340
Intel Corp.	50,729,231	3,036,144,475
Intercontinental Exchange, Inc. (b)	6,520,562	603,478,013
International Business Machines Corp.	10,328,273	1,384,401,713
International Flavors & Fragrances, Inc.	1,242,807	160,346,959
International Paper Co.	4,572,223	210,550,869
Interpublic Group of Cos., Inc.	4,489,656	103,711,054
Intuit, Inc.	3,022,406	791,658,804
Intuitive Surgical, Inc. (a)	1,348,300	797,047,545
Invesco, Ltd.	4,476,108	80,480,422
IPG Photonics Corp. (a)	411,520	59,637,478
IQVIA Holdings, Inc. (a)	2,120,227	327,596,274
Iron Mountain, Inc. REIT	3,328,036	106,064,507
J.M. Smucker Co.	1,319,438	137,393,079
Jack Henry & Associates, Inc.	887,102	129,224,148
Jacobs Engineering Group, Inc.	1,577,823	141,735,840
JB Hunt Transport Services, Inc.	993,854	116,062,270
Johnson & Johnson	30,692,777	4,477,155,381
Johnson Controls International PLC	8,995,972	366,226,020
JPMorgan Chase & Co.	36,576,869	5,098,815,539
Juniper Networks, Inc.	3,969,976	97,780,509
Kansas City Southern	1,166,507	178,662,212
Kellogg Co.	2,896,253	200,304,857
KeyCorp	11,662,793	236,054,930
Keysight Technologies, Inc. (a)	2,176,536	223,377,890
Kimberly-Clark Corp.	3,998,303	549,966,578
Kimco Realty Corp. REIT	4,841,230	100,261,873
Kinder Morgan, Inc.	22,542,675	477,228,430
KLA Corp.	1,853,025	330,153,464

Kohl’s Corp.	1,850,405	94,278,135
Kraft Heinz Co.	7,209,474	231,640,400
Kroger Co.	9,299,851	269,602,681
L Brands, Inc.	2,616,187	47,405,308
L3Harris Technologies, Inc.	2,598,090	514,084,068
Laboratory Corp. of America Holdings (a)	1,136,332	192,233,284
Lam Research Corp.	1,682,769	492,041,656
Lamb Weston Holdings, Inc.	1,698,328	146,107,158
Las Vegas Sands Corp.	3,936,436	271,771,541
Leggett & Platt, Inc.	1,506,198	76,560,044
Leidos Holdings, Inc.	1,572,412	153,923,411
Lennar Corp. Class A	3,307,392	184,519,400
Lincoln National Corp.	2,328,694	137,416,233
Linde PLC	6,280,042	1,337,020,942
Live Nation Entertainment, Inc. (a)	1,643,515	117,462,017
LKQ Corp. (a)	3,585,898	128,016,559
Lockheed Martin Corp.	2,887,396	1,124,294,254
Loews Corp.	3,024,964	158,780,360
Lowe’s Cos., Inc.	8,965,756	1,073,738,939
LyondellBasell Industries NV Class A	3,003,975	283,815,558
M&T Bank Corp.	1,554,780	263,923,905
Macy’s, Inc.	3,583,136	60,913,312
Marathon Oil Corp.	9,355,781	127,051,506
Marathon Petroleum Corp.	7,572,567	456,247,162
MarketAxess Holdings, Inc.	438,811	166,357,638
Marriott International, Inc. Class A	3,180,432	481,612,818
Marsh & McLennan Cos., Inc.	5,892,784	656,515,065
Martin Marietta Materials, Inc.	725,326	202,830,163
Masco Corp.	3,366,170	161,542,498
Mastercard, Inc. Class A	10,352,359	3,091,110,874
Maxim Integrated Products, Inc.	3,167,970	194,861,835
McCormick & Co., Inc.	1,419,891	240,998,099
McDonald’s Corp.	8,782,316	1,735,473,465
McKesson Corp.	2,100,862	290,591,232
Medtronic PLC	15,631,733	1,773,420,109
Merck & Co., Inc.	29,690,933	2,700,390,356
MetLife, Inc.	9,115,559	464,620,042
Mettler-Toledo International, Inc. (a)	286,080	226,941,542
MGM Resorts International	6,066,665	201,837,945
Microchip Technology, Inc.	2,787,138	291,869,091
Micron Technology, Inc. (a)	12,910,095	694,304,909
Microsoft Corp.	88,965,551	14,029,867,393
Mid-America Apartment Communities, Inc. REIT	1,320,875	174,170,578
Mohawk Industries, Inc. (a)	697,025	95,060,270
Molson Coors Brewing Co. Class B	2,178,178	117,403,794
Mondelez International, Inc. Class A	16,757,807	923,020,010
Monster Beverage Corp. (a)	4,500,155	285,984,850
Moody’s Corp.	1,893,972	449,647,893
Morgan Stanley	14,345,413	733,337,513
Mosaic Co.	4,056,958	87,792,571
Motorola Solutions, Inc.	1,998,032	321,962,876
MSCI, Inc.	976,394	252,085,403
Mylan NV (a)	5,979,885	120,195,689
Nasdaq, Inc.	1,348,925	144,469,868

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value

National Oilwell Varco, Inc.	4,446,228	$111,378,011
NetApp, Inc.	2,661,256	165,663,186
Netflix, Inc. (a)	5,111,090	1,653,795,391
Newell Brands, Inc.	4,493,895	86,372,662
Newmont Goldcorp Corp.	9,507,846	413,115,909
News Corp. Class A	4,368,493	61,770,491
News Corp. Class B	1,433,899	20,805,874
NextEra Energy, Inc.	5,699,873	1,380,281,246
Nielsen Holdings PLC	4,081,968	82,863,950
NIKE, Inc. Class B	14,544,895	1,473,543,312
NiSource, Inc.	4,313,587	120,090,262
Noble Energy, Inc.	5,601,519	139,141,732
Nordstrom, Inc.	1,224,239	50,108,102
Norfolk Southern Corp.	3,040,922	590,334,188
Northern Trust Corp.	2,498,920	265,485,261
Northrop Grumman Corp.	1,831,511	629,984,839
NortonLifeLock, Inc.	6,622,730	169,012,070
Norwegian Cruise Line Holdings, Ltd. (a)	2,511,572	146,700,921
NRG Energy, Inc.	2,944,041	117,025,630
Nucor Corp.	3,543,493	199,427,786
NVIDIA Corp.	7,136,837	1,679,297,746
NVR, Inc. (a)	40,420	153,935,932
O’Reilly Automotive, Inc. (a)	890,775	390,391,052
Occidental Petroleum Corp.	10,385,333	427,979,573
Old Dominion Freight Line, Inc.	740,470	140,526,397
Omnicom Group, Inc.	2,531,658	205,114,931
ONEOK, Inc.	4,788,363	362,335,428
Oracle Corp.	25,265,312	1,338,556,230
PACCAR, Inc.	4,005,461	316,831,965
Packaging Corp. of America	1,096,461	122,792,667
Parker-Hannifin Corp.	1,491,970	307,077,265
Paychex, Inc.	3,704,523	315,106,726
PayPal Holdings, Inc. (a)	13,673,428	1,479,054,707
Pentair PLC	1,956,336	89,737,132
People’s United Financial, Inc.	5,179,057	87,526,063
PepsiCo, Inc.	16,250,578	2,220,966,495
PerkinElmer, Inc.	1,285,258	124,798,552
Perrigo Co. PLC	1,584,140	81,836,672
Pfizer, Inc.	64,538,088	2,528,602,288
Philip Morris International, Inc.	18,144,144	1,543,885,213
Phillips 66	5,218,919	581,439,766
Pinnacle West Capital Corp.	1,306,444	117,488,509
Pioneer Natural Resources Co.	1,952,072	295,485,139
PNC Financial Services Group, Inc.	5,110,202	815,741,545
PPG Industries, Inc.	2,746,583	366,641,365
PPL Corp.	8,397,342	301,296,631
Principal Financial Group, Inc.	3,006,903	165,379,665
Procter & Gamble Co.	29,074,070	3,631,351,343
Progressive Corp.	6,818,102	493,562,404
Prologis, Inc. REIT	7,367,239	656,715,684
Prudential Financial, Inc.	4,679,191	438,627,364
Public Service Enterprise Group, Inc.	5,851,815	345,549,676
Public Storage REIT	1,736,852	369,880,002
PulteGroup, Inc.	2,987,918	115,931,218
PVH Corp.	862,152	90,655,283
Qorvo, Inc. (a)	1,367,857	158,986,019
QUALCOMM, Inc.	13,281,671	1,171,841,832

Quanta Services, Inc.	1,681,531	68,455,127
Quest Diagnostics, Inc.	1,547,509	165,258,486
Ralph Lauren Corp.	605,762	71,007,422
Raymond James Financial, Inc.	1,437,990	128,642,585
Raytheon Co.	3,231,943	710,187,155
Realty Income Corp. REIT	3,800,692	279,844,952
Regency Centers Corp. REIT	1,941,612	122,496,301
Regeneron Pharmaceuticals, Inc. (a)	930,172	349,260,983
Regions Financial Corp.	11,248,977	193,032,445
Republic Services, Inc.	2,463,692	220,820,714
ResMed, Inc.	1,659,501	257,172,870
Robert Half International, Inc.	1,368,795	86,439,404
Rockwell Automation, Inc.	1,361,566	275,948,581
Rollins, Inc.	1,638,837	54,343,835
Roper Technologies, Inc.	1,208,427	428,061,096
Ross Stores, Inc.	4,243,439	494,021,168
Royal Caribbean Cruises, Ltd.	1,987,550	265,357,801
S&P Global, Inc.	2,854,158	779,327,842
salesforce.com, Inc. (a)	10,344,368	1,682,408,012
SBA Communications Corp. REIT	1,312,869	316,388,300
Schlumberger, Ltd.	16,144,472	649,007,774
Seagate Technology PLC	2,752,772	163,789,934
Sealed Air Corp.	1,815,523	72,312,281
Sempra Energy	3,287,772	498,031,703
ServiceNow, Inc. (a)	2,198,987	620,818,010
Sherwin-Williams Co.	955,411	557,520,535
Simon Property Group, Inc. REIT	3,575,451	532,599,181
Skyworks Solutions, Inc.	2,007,905	242,715,556
SL Green Realty Corp. REIT	958,734	88,088,480
Snap-on, Inc.	645,993	109,431,214
Southern Co.	12,230,119	779,058,580
Southwest Airlines Co.	5,523,638	298,165,979
Stanley Black & Decker, Inc.	1,757,356	291,264,183
Starbucks Corp.	13,772,991	1,210,921,369
State Street Corp. (c)	4,240,684	335,438,104
STERIS PLC	988,749	150,705,123
Stryker Corp.	3,755,183	788,363,119
SVB Financial Group (a)	601,673	151,043,990
Synchrony Financial	6,933,209	249,664,856
Synopsys, Inc. (a)	1,732,400	241,150,080
Sysco Corp.	5,972,535	510,890,644
T Rowe Price Group, Inc.	2,736,883	333,461,825
T-Mobile US, Inc. (a)	3,666,566	287,532,106
Take-Two Interactive Software, Inc. (a)	1,302,175	159,425,285
Tapestry, Inc.	3,352,197	90,408,753
Target Corp.	5,936,874	761,166,616
TE Connectivity, Ltd.	3,917,242	375,428,473
TechnipFMC PLC	4,889,151	104,823,397
Teleflex, Inc.	537,233	202,235,991
Texas Instruments, Inc.	10,900,753	1,398,457,602
Textron, Inc.	2,677,069	119,397,277
Thermo Fisher Scientific, Inc.	4,675,992	1,519,089,521
Tiffany & Co.	1,248,657	166,883,008
TJX Cos., Inc.	14,142,213	863,523,526
Tractor Supply Co.	1,387,812	129,677,153
TransDigm Group, Inc.	578,114	323,743,840
Travelers Cos., Inc.	3,024,352	414,185,006

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

Security Description	Shares	Value

Truist Financial Corp.	15,639,356	$880,808,530
Twitter, Inc. (a)	9,001,527	288,498,940
Tyson Foods, Inc. Class A	3,430,632	312,324,737
UDR, Inc. REIT	3,409,053	159,202,775
Ulta Salon Cosmetics & Fragrance, Inc. (a)	666,184	168,637,818
Under Armour, Inc. Class A (a)	2,119,031	45,771,070
Under Armour, Inc. Class C (a)	2,253,751	43,226,944
Union Pacific Corp.	8,095,957	1,463,668,066
United Continental Holdings, Inc. (a)	2,569,471	226,344,700
United Parcel Service, Inc. Class B	8,172,413	956,662,666
United Rentals, Inc. (a)	896,736	149,548,663
United Technologies Corp.	9,461,180	1,416,906,317
UnitedHealth Group, Inc.	11,048,552	3,248,053,317
Universal Health Services, Inc. Class B	944,576	135,508,873
Unum Group	2,426,813	70,765,867
US Bancorp	16,574,653	982,711,176
Valero Energy Corp.	4,821,252	451,510,250
Varian Medical Systems, Inc. (a)	1,058,012	150,248,284
Ventas, Inc. REIT	4,299,799	248,270,394
VeriSign, Inc. (a)	1,216,119	234,321,809
Verisk Analytics, Inc.	1,898,915	283,583,966
Verizon Communications, Inc.	48,231,301	2,961,401,881
Vertex Pharmaceuticals, Inc. (a)	2,999,114	656,656,010
VF Corp.	3,819,017	380,603,234
ViacomCBS, Inc. Class B	6,256,737	262,595,252
Visa, Inc. Class A	19,963,083	3,751,063,296
Vornado Realty Trust REIT	1,843,504	122,593,016
Vulcan Materials Co.	1,537,092	221,325,877
W.W. Grainger, Inc.	514,091	174,030,085
Wabtec Corp.	2,120,532	164,977,390
Walgreens Boots Alliance, Inc.	8,743,118	515,494,237
Walmart, Inc.	16,530,218	1,964,451,107
Walt Disney Co.	21,019,693	3,040,078,199
Waste Management, Inc.	4,544,920	517,939,083
Waters Corp. (a)	751,665	175,626,527
WEC Energy Group, Inc.	3,651,352	336,764,195
WellCare Health Plans, Inc. (a)	584,969	193,162,614

Wells Fargo & Co.	44,883,292	2,414,721,110
Welltower, Inc. REIT	4,711,456	385,302,872
Western Digital Corp.	3,411,781	216,545,740
Western Union Co.	4,930,621	132,042,030
WestRock Co.	2,981,978	127,956,676
Weyerhaeuser Co. REIT	8,622,844	260,409,889
Whirlpool Corp.	729,671	107,648,363
Williams Cos., Inc.	14,020,061	332,555,847
Willis Towers Watson PLC	1,493,753	301,648,481
WR Berkley Corp.	1,685,322	116,455,750
Wynn Resorts, Ltd.	1,120,433	155,594,531
Xcel Energy, Inc.	6,105,373	387,630,132
Xerox Holdings Corp.	2,212,523	81,575,723
Xilinx, Inc.	2,943,665	287,802,127
Xylem, Inc.	2,081,336	163,988,463
Yum! Brands, Inc.	3,544,859	357,073,647
Zebra Technologies Corp. Class A (a)	628,368	160,510,322
Zimmer Biomet Holdings, Inc.	2,398,866	359,062,263
Zions Bancorp	2,056,311	106,763,667
Zoetis, Inc.	5,541,487	733,415,804

TOTAL COMMON STOCKS (Cost $304,682,334,388)		312,019,427,190

TOTAL INVESTMENTS — 100.0% (Cost $304,682,334,388)		312,019,427,190
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(51,907,409)

NET ASSETS — 100.0%		$311,967,519,781

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.
(d)	Amount is less than 0.05% of net assets.

PLC Public Limited Company

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks	$312,019,427,190	$—	$—	$312,019,427,190

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2019 and for the period then ended, are:

	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Intercontinental Exchange, Inc.	6,242,458	$575,991,600	$110,018,734	$83,636,252	$16,082,268	$(14,978,337)	6,520,562	$603,478,013	$1,745,012
State Street Corp.	4,139,924	245,042,102	57,259,839	48,153,096	(887,574)	82,176,833	4,240,684	335,438,104	2,172,814

TOTAL		$821,033,702	$167,278,573	$131,789,348	$15,194,694	$67,198,496		$938,916,117	$3,917,826

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2019 are listed in the Schedule of Investments.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.